S000021046 [Member] Average Annual Total Returns	12 Months Ended	15 Months Ended	60 Months Ended	118 Months Ended	120 Months Ended	126 Months Ended	154 Months Ended	213 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE Value Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	42.25%		13.36%		8.69%
MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	31.22%		8.92%		8.18%
C000159975 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	45.83%		13.14%		9.59%
Performance Inception Date						Jul. 01, 2015
C000159976 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	45.90%		13.21%		9.66%
Performance Inception Date						Jul. 01, 2015
C000253709 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	45.72%		13.04%		9.48%
Performance Inception Date		Oct. 02, 2024
C000059843 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	36.91%		11.43%		8.56%
Performance Inception Date							Feb. 28, 2013
C000059843 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	34.26%		10.39%		7.82%
Performance Inception Date							Feb. 28, 2013
C000059843 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	23.22%		8.96%		6.90%
Performance Inception Date							Feb. 28, 2013
C000059844 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	43.16%		11.93%		8.38%
Performance Inception Date							Feb. 28, 2013
C000059845 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	44.84%		12.49%		8.94%
Performance Inception Date				Mar. 01, 2016
C000059846 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	45.72%		13.04%		9.48%
Performance Inception Date								Mar. 31, 2008